Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Schedule of property, plant and equipment

	Assets under construction	Plant and machinery	Office and other equipment	Right of use assets	Total
2022	€’000	€’000	€’000	€’000	€’000
Cost
At January 1, 2022	17,161	-	185	1,111	18,457
Additions during the year	9,191	1,267	274	322	11,054
Revaluation	-	-	-	708	708
Transfers during the year	(2,149)	70	(70)	-	(2,149)
Sale-and-leaseback	(8,294)	-	-	6,673	(1,621)
Disposals	-	-	-	(52)	(52)
Grant income	(803)	-	-	-	(803)
At December 31, 2022	15,106	1,337	389	8,762	25,594

Depreciation
At January 1, 2022	-	-	(28)	(319)	(347)
Charge for year	-	(141)	(66)	(454)	(661)
Transfers during the year	-	(10)	10	-	-
Impairment charge	(3,321)	-	-	-	(3,321)
Derecognition	-	-	-	8	8
At December 31, 2022	(3,321)	(151)	(84)	(765)	(4,321)

Net book values
At December 31, 2022	11,785	1,186	305	7,997	21,273
At December 31, 2021	17,161	-	157	793	18,111

Cash Generating Unit [Member]
IfrsStatementLineItems [Line Items]
Schedule of property, plant and equipment

	Assets under construction	Office and other equipment	Right of use assets	Total
2021	€’000	€’000	€’000	€’000
Cost
At January 1, 2021	6	-	-	6
Additions during the year	17,155	185	1,111	18,451
At December 31, 2021	17,161	185	1,111	18,457

Depreciation
At January 1, 2021	-	-	-	-
Charge for year	-	(28)	(318)	(346)
At December 31, 2021	-	(28)	(318)	(346)

Net book values
At December 31, 2021	17,161	157	793	18,111
At December 31, 2020	6	-	-	6